Economic Activity	12 Months Ended
Dec. 31, 2025
Disclosure of Reporting Entity Economic Activity Information [Abstract]
Economic Activity
1.	Economic Activity

A.	Business activity
Auna S.A. (hereinafter the “Company” or “Auna”) is a subsidiary of Enfoca Group (ultimate controlling party), which holds a share capital of 68.26% acquired through different mechanisms. The Company is the controlling parent of a group of operating and pre-operating
companies focused on the healthcare sector.
Auna S.A., as a Company, was incorporated on April 25, 2022, and organized under the laws of Luxembourg as a Société anonyme for an unlimited period.
Prior to July 6, 2023, the Company was incorporated in 2008 in Peru as an openly held corporation (sociedad anónima abierta) named Auna S.A.A. On July 6, 2023, the Company redomiciled to Luxembourg by way of a merger into Auna S.A., a limited liability company incorporated and existing under the laws of the Grand Duchy of Luxembourg, registered with the Luxembourg Trade and Companies Register under number B267590, with Auna S.A. continuing as the surviving entity.
The Company’s registered office is 6, rue Jean Monnet,
L-2180
Luxembourg, Grand Duchy of Luxembourg. The Company and its subsidiaries together are also referred to in these consolidated financial statements as the “Group”. The Group is a healthcare service provider primarily focused on services that provide cancer treatment through its subsidiary Oncosalud S.A.C., inpatient hospitals, outpatient care centers and specialized medical centers in Peru. Since the end of 2018 it has operated in Colombia through Promotora Médica Las Américas S.A. (hereinafter “PMLA”); since September 1, 2020 through Clínica Portoazul; and since April 21, 2022 through Oncomedica S.A.S. In February 2022, the Group established a holding company in Mexico, named Grupo Salud Auna Mexico, S.A. de C.V. (hereinafter “Auna Mexico”), focused on healthcare investments. On October 5, 2022, the Group through Auna Mexico acquired Hospital y Clínica OCA, S.A. de C.V., and on February 1, 2023 it acquired Dentegra Seguros Dentales, S.A. which, as of September 5, 2025 changed its name to “Auna Seguros, S.A.”. (hereinafter “Auna Seguros”). The structure of the Group is detailed in note 28.
Initial Public Offering
On March 21, 2024, the Group completed its initial public offering (the “IPO”) of 30,000,000 shares of Series A common stock at a price to the public of US$ 12.00 per share and the Company sold 30,000,000 of such shares. The Group received net proceeds from the IPO of S/ 1,267,794 thousand (equivalent to US$ 342,000 thousand), after deducting underwriting discounts and commissions, and S/ 61,769 thousand in offering-related expenses.

B.	Approval of the consolidated financial statements
The consolidated financial statements as of December 31, 2025, 2024 and 2023 were approved for issuance by the Board of Directors on April 22, 2026.

C.	Acquisition of subsidiaries

Auna	Seguros, S.A. (before Dentegra Seguros Dentales, S.A.)
On February 1, 2023, the Company acquired Dentegra Seguros Dentales, S.A. which, as of September 5, 2025 changed its name to “Auna Seguros, S.A.”. (hereinafter “Auna Seguros”).
On September 3, 2021, the Company signed a share purchase agreement (hereinafter the “SPA”) with the shareholders of Auna Seguros for the acquisition of 100% of shares, obtaining control over the entity. The transaction closing date was on February 1, 2023.

Auna Seguros specializes in providing dental and vision insurance in Mexico. The entity’s registered office is in Mexico City. The acquisition is expected to provide the Group with a presence in the insurance market in Mexico.
This acquisition was recorded using the acquisition method of accounting. Under this method, assets and liabilities were recorded at their estimated fair values at the date of purchase, including identifiable intangibles not recorded in the statement of financial position of the acquired entity. The transaction costs associated with the acquisition of S/ 1,709 thousand were recorded as an expense and presented under “administrative expenses” in the consolidated statement of income and other comprehensive income. The fair value of the acquired net assets are presented below:
Identifiable assets acquired and liabilities assumed

In thousands of soles	Note
Cash and cash equivalents		4,310
Other accounts receivables		1,868
Other investments		65,605
Intangible assets	12	3,411
Property, furniture and equipment	11	358
Deferred tax assets		1,484
Trade accounts payable and other accounts payable		(30,417)
Insurance contract liabilities	32	(2,299)

Total identifiable net assets acquired		44,320

Other accounts receivable include gross contractual amounts of S/ 1,868 thousand. As of the date of acquisition, there were no expected uncollectable amounts.
The other investments mainly correspond to investments in sovereign debt securities measured at FVOCI. As of December 31, 2023, other investments amounted to S/ 93,421 thousand.
The Group agreed to a price adjustment of S/ 1,347 thousand (equivalent to MXN 6,356 thousand) which was fully paid to the selling shareholders in July 2023 for an amount of S/ 1,368 thousand which includes an exchange difference of S/ 21 thousand.
The following table summarizes the fair value at the acquisition date of each major class of consideration transferred:

In thousands of soles
Cash	64,304
Account payables to former shareholder	1,347

Total consideration transferred	65,651

This acquisition resulted in goodwill, which has been determined as follows:

In thousands of soles
Consideration transferred	65,651
(Less)
Fair value of identifiable net assets	(44,320)

Goodwill	21,331

The Group has recorded a goodwill on the acquisition of S/ 21,331 thousand in the Healthcare Services in Mexico segment as part of the “intangibles assets” account in the consolidated statement of financial position. None of the goodwill recognized is expected to be deductible for tax purposes.
Factors that explain the transaction and the goodwill are related to the business model of the acquired entity, which specializes in providing dental and vision insurance. According to Management, the Group intended to acquire an entity highly experienced in insurance, which would allow the Group to have a strategic position in the health insurance sector in Mexico. In addition, goodwill represents other synergies in operating efficiencies expected to be achieved from the mix of operations and other efficiencies not included in intangibles.
The purchase accounting as of the date of these financial statements is complete.
For the period ended December 31, 2023, the entity contributed revenues of S/ 102,916 thousand and profit before tax of S/ 30,882 thousand to the Group’s results.
If the acquisition had been made as of January 1, 2023, revenues would have amounted to S/ 3,884,448 thousand and loss before tax for the year would have amounted to S/ 123,032 thousand in the consolidated statement of income and other comprehensive income.
The net cash flows incurred as a result of the acquisition is presented below:

In thousands of soles
Consideration transferred in cash	64,304
Cash and cash equivalents from the entity	(4,310)

Net cash flows incurred	59,994

Measurement of fair values
The valuation techniques used for measuring the fair value of material assets acquired were as follows:

Assets acquired	Valuation technique
Trademark
“Dentegra Seguros Dentales, S.A.” is trademark of the acquired entity, for which a right to use the trademark was signed. This brand has a local presence and offers a broad portfolio of dental and vision insurance services. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Group considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the brand.

The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.

Based on the projections of the purchase model, the projected income and cash flow of the brand was estimated for the years 2023-2027. As of 2028, a growth of 9.6% was considered according to Management. This growth was used to calculate the terminal value of the brand that has an indefinite useful life.

The royalty rate used for brand valuation is 0.4%. This royalty rate was obtained from comparable companies.

Brand valuation found a nominal discount rate in MXN (WACC) by estimating a cost of debt (Kd) and equity (CoK).

D.	Regulatory agency for private healthcare services
Oncosalud S.A.C. is an indirect subsidiary of the Company. It is supervised by the Superintendencia Nacional de Salud - SUSALUD (Peruvian Board of Health). SUSALUD authorizes, regulates and supervises the operations of entities that provide healthcare services.
In the case of PMLA, Clínica Portoazul and Oncomedica S.A.S. are regulated by the Superintendencia Nacional de Salud - Supersalud (Colombian Board of Health), an agency that authorizes, regulates and supervises the operation of entities providing healthcare services.
Also, since February 1, 2023, Auna Seguros, S.A. is a subsidiary of the Company, which is supervised by the Comisión Nacional de Seguros y Fianzas – CNSF (Mexican Commission of Insurers). CNSF authorizes, regulates and supervises the operations of entities that provide insurers services.